Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ 0	$ (2)	$ 0
Foreign currency translation adjustments, tax effect	(45)	(78)	48
Reclassification adjustment in net income on currency translation adjustments - tax effect	224	30	0
Unrealized gains (losses) on available-for-sale securities, tax effect	40	137	64
Reclassification adjustment realized in net income on available-for-sale securities, tax effect	(10)	(42)	(36)
Unrealized gains (losses) on cash flow hedges, tax effect	140	286	154
Reclassification adjustment included in net income on cash flow hedges, tax effect	18	16	15
Net actuarial loss from equity method investees arising during period - tax effect	0	0	(32)
Reclassification adjustment in net income - tax effect	11	7	0
Net prior service credit (cost) arising during period - tax effect	262	1,695	1,378
Amortization of net prior service cost (credit) included in net income, tax effect	$ (588)	$ (480)	$ (361)